Consolidated Statements of Financial Position - CAD ($)		Jul. 31, 2019	Jul. 31, 2018
CURRENT ASSETS
Cash and cash equivalents		$ 2,961,514	$ 33,904,759
Sales tax receivable		0	129,415
Convertible debenture receivable	[1]	15,000,000	0
Prepaid expenses and deposits	[2]	129,418	531,859
Current assets		18,090,932	34,566,033
Deposits		328,700	0
Promissory note receivable	[3]	3,412,421	0
Land	[4]	592,655	0
Investments in equity securities	[5]	1,766,953	0
TOTAL ASSETS		24,191,661	34,566,033
CURRENT LIABILITIES
Accounts payable and accrued liabilities	[6]	336,540	311,357
Due to related parties	[7]	21,347	18,685
Loans payable		0	10,000
TOTAL LIABILITIES		357,887	340,042
EQUITY
Convertible preferred shares	[8]	2,388,941	1,754,721
Convertible preferred shares issuable	[8]	0	2,000,000
Common shares	[8]	48,525,793	45,432,573
Reserves	[8]	11,816,876	5,324,016
Accumulated other comprehensive loss		(796)	0
Accumulated deficit		(38,897,040)	(20,285,319)
TOTAL EQUITY		23,833,774	34,225,991
TOTAL LIABILITIES AND EQUITY		$ 24,191,661	$ 34,566,033

[1]	See Note 5.
[2]	See Note 4.
[3]	See Note 6.
[4]	See Note 7.
[5]	See Note 8.
[6]	See Note 9.
[7]	See Note 10.
[8]	See Note 11.